Stock-Based Compensation - Schedule of Restricted Common Stock Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of shares Non-vested, Beginning Balance	33,333	650,000	3,355,000
Number of shares, Granted			100,000
Number of shares, Vested	(33,333)	(616,667)	(2,805,000)
Number of shares Non-vested, Ending Balance		33,333	650,000
Weighted average grant date fair value Non-vested, Beginning Balance	$ 0.04	$ 1.24	$ 1.46
Weighted average grant date fair value, Granted			0.04
Weighted average grant date fair value, Vested	0.04	1.48	1.30
Weighted average grant date fair value Non-vested, Ending Balance		$ 0.04	$ 1.24